Document and Entity Information	Total
Risk/Return:
Registrant Name	VOLUMETRIC FUND INC
Registrant CIK	0000792394
SEC Form	485BPOS
Period end date	Apr. 18, 2019
Amendment Flag	false
Document Effective Date	Apr. 18, 2019
Prospectus Date	Apr. 18, 2019
Document Creation Date	Apr. 18, 2019